UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22786

Investment Company Act File Number

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Bond Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 31.6%

Security	Principal Amount (000’s omitted)	Value
Building Materials — 1.0%
Owens Corning, Inc., 4.20%, 12/15/22	$1,000	$1,016,695

		$1,016,695

Commercial Services — 3.5%
ServiceMaster Co., 7.00%, 8/15/20(1)	$1,000	$1,020,000
Western Union Co. (The), 6.20%, 11/17/36	2,460	2,428,101

		$3,448,101

Computers — 3.6%
Dell, Inc., 5.40%, 9/10/40	$2,159	$1,842,588
Hewlett-Packard Co., 6.00%, 9/15/41	1,810	1,789,125

		$3,631,713

Diversified Financial Services — 5.4%
Jefferies Group, Inc., 6.50%, 1/20/43	$2,000	$2,043,936
SLM Corp., 5.625%, 8/1/33	2,500	2,356,250
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)	1,100	1,001,000

		$5,401,186

Home Builders — 3.0%
Beazer Homes USA, Inc., 9.125%, 6/15/18	$500	$535,000
MDC Holdings, Inc., 6.00%, 1/15/43	2,450	2,451,536

		$2,986,536

Household Products — 1.6%
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	$1,500	$1,578,750

		$1,578,750

Insurance — 3.0%
American International Group, Inc., 6.25% to 3/15/37, 3/15/87(2)	$900	$964,125
Genworth Financial, Inc., 6.50%, 6/15/34	1,500	1,586,250
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	500	492,500

		$3,042,875

Mining — 1.8%
Alcoa, Inc., 5.95%, 2/1/37	$1,845	$1,791,141

		$1,791,141

Real Estate Investment Trusts (REITs) — 2.1%
iStar Financial, Inc., 7.125%, 2/15/18	$2,000	$2,080,000

		$2,080,000

Security	Principal Amount (000’s omitted)		Value
Retail — 2.1%
JC Penney Corp., Inc., 6.375%, 10/15/36		$1,000	$762,500
JC Penney Corp., Inc., 7.40%, 4/1/37		1,577	1,334,536

			$2,097,036

Semiconductors — 1.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22(1)		$840	$705,600
Advanced Micro Devices, Inc., 7.75%, 8/1/20		500	428,750

			$1,134,350

Telecommunications — 3.4%
Avaya, Inc., 9.75%, 11/1/15		$1,100	$1,053,250
CenturyLink, Inc., 7.60%, 9/15/39		1,500	1,537,151
Sprint Capital Corp., 6.875%, 11/15/28		750	761,250

			$3,351,651

Total Corporate Bonds & Notes (identified cost $31,619,980)			$31,560,034

Foreign Corporate Bonds — 11.2%

Security	Principal Amount* (000’s omitted)		Value
Banks — 3.4%
HBOS PLC, 6.00%, 11/1/33(1)		1,500	$1,433,942
National Australia Bank, Ltd., 6.00%, 2/15/17	AUD	1,746	1,952,412

			$3,386,354

Electric — 2.1%
Enel Finance International N.V., 6.00%, 10/7/39(1)		2,135	$2,097,174

			$2,097,174

Foods — 1.9%
Delhaize Group SA, 5.70%, 10/1/40		2,000	$1,936,342

			$1,936,342

Mining — 1.0%
Teck Resources, Ltd., 5.20%, 3/1/42		1,000	$997,726

			$997,726

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)		250	$252,500

			$252,500

Telecommunications — 2.5%
Intelsat Jackson Holdings SA, 6.625%, 12/15/22(1)		1,500	$1,530,000

Security	Principal Amount* (000’s omitted)		Value
Telecom Italia Capital SA, 7.20%, 7/18/36		900	$961,729

			$2,491,729

Total Foreign Corporate Bonds (identified cost $11,299,135)			$11,161,825

Foreign Government Bonds — 19.7%

Security	Principal Amount (000’s omitted)		Value
Canada — 14.7%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	14,150	$14,679,171

			$14,679,171

Mexico — 3.0%
Mexican Bonos, 5.00%, 6/15/17	MXN	37,500	$2,993,367

			$2,993,367

New Zealand — 2.0%
New Zealand Government Bond, 6.00%, 12/15/17	NZD	2,080	$1,980,709

			$1,980,709

Total Foreign Government Bonds (identified cost $19,814,619)			$19,653,247

Convertible Bonds — 6.3%

Security	Principal Amount (000’s omitted)		Value
Automotive & Parts — 0.7%
Meritor, Inc., 7.875%, 3/1/26(1)		$700	$661,938

			$661,938

Health Care – Products — 1.9%
NuVasive, Inc., 2.75%, 7/1/17		$2,000	$1,875,000

			$1,875,000

Semiconductors — 1.5%
Micron Technology, Inc., Series A, 1.50%, 8/1/31		$1,000	$1,025,625
Micron Technology, Inc., Series B, 1.875%, 8/1/31		500	513,437

			$1,539,062

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 2.2%
Ciena Corp., 3.75%, 10/15/18(1)	$2,000	$2,257,500

		$2,257,500

Total Convertible Bonds (identified cost $6,372,714)		$6,333,500

Common Stocks — 6.3%

Security	Shares	Value
Biotechnology — 0.5%
Vertex Pharmaceuticals, Inc.(3)	11,406	$510,761

		$510,761

Oil & Gas — 3.4%
Marathon Oil Corp.	44,425	$1,493,124
Occidental Petroleum Corp.	21,312	1,881,210

		$3,374,334

Semiconductors — 2.4%
Intel Corp.	114,305	$2,404,977

		$2,404,977

Total Common Stocks (identified cost $6,290,035)		$6,290,072

Convertible Preferred Stocks — 4.7%

Security	Shares	Value
Automotive & Parts — 2.0%
Goodyear Tire & Rubber Co. (The), 5.875%	42,000	$1,965,180

		$1,965,180

Energy — 1.2%
Chesapeake Energy Corp., 5.75%(1)	1,200	$1,228,800

		$1,228,800

Telecommunications — 1.5%
Lucent Technologies Capital Trust I, 7.75%	1,600	$1,488,000

		$1,488,000

Total Convertible Preferred Stocks (identified cost $4,526,304)		$4,681,980

Preferred Stocks — 1.9%

Security	Shares	Value
Banks — 0.9%
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(2)	9,800	$919,185

		$919,185

Insurance — 1.0%
XL Capital, Ltd., Series E, 6.50% to 4/15/17(2)	1,000	$966,250

		$966,250

Total Preferred Stocks (identified cost $1,898,205)		$1,885,435

Short-Term Investments — 31.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$31,327	$31,326,613

Total Short-Term Investments (identified cost $31,326,613)		$31,326,613

Total Investments — 113.1% (identified cost $113,147,605)		$112,892,706

Other Assets, Less Liabilities — (13.1)%		$(13,078,736)

Net Assets — 100.0%		$99,813,970

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $28,279,310 or 28.3% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Non-income producing security.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $4,298.

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Portfolio commenced operations on January 11, 2013.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$113,159,283

Gross unrealized appreciation	$463,933
Gross unrealized depreciation	(730,510)

Net unrealized depreciation	$(266,577)

The Portfolio did not have any open financial instruments at January 31, 2013.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$31,560,034	$—	$31,560,034
Foreign Corporate Bonds	—	11,161,825	—	11,161,825
Foreign Government Bonds	—	19,653,247	—	19,653,247
Convertible Bonds	—	6,333,500	—	6,333,500
Common Stocks	6,290,072	—	—	6,290,072
Convertible Preferred Stocks	3,453,180	1,228,800	—	4,681,980
Preferred Stocks	—	1,885,435	—	1,885,435
Short-Term Investments	—	31,326,613	—	31,326,613
Total Investments	$9,743,252	$103,149,454	$—	$112,892,706

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013